Label	Element	Value
Innovator Equity Dual Directional 10 Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.80%
Innovator Equity Dual Directional 10 Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $608.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.20%
Innovator Equity Dual Directional 10 Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.43 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.30%
Innovator Equity Dual Directional 10 Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $777.01 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)
Innovator Equity Dual Directional 10 Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $615.05 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(19.50%)